Consolidated Statements of Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Stockholders' Equity [Abstract]
Cash dividends declared (in dollars per share)	$ 3.05	$ 2.88	$ 2.70
Tax benefit from share-based awards exercised	$ 4,920	$ 4,232	$ 3,134